ACQUISITIONS AND DIVESTITURES (Schedule of Gain on Sale of Assets) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Carrying amount of Assets Sold
Gain on Sale	$ (77,373)	$ (22,165)	$ 395,106	$ (22,165)	$ 22,108,028
SRAXmd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash Proceeds					32,966,303
Fair Value of Interest Retained
Carrying amount of Assets Sold
Fixed Assets					(117,000)
Working Capital					(3,228,803)
Transactions Fees & Sales Commissions					(7,512,472)
Gain on Sale					$ 22,108,028